Business Combinations (Detail Textuals)	0 Months Ended		1 Months Ended	3 Months Ended
	Jun. 04, 2012 USD ($)	Jun. 04, 2012 CAD	Jul. 31, 2012 Asset purchase agreement Illume Mobile USD ($)	Mar. 31, 2014 Asset purchase agreement Illume Mobile USD ($)
Acquisition Of Illume Mobile [Line Items]
Total purchase consideration			$ 1,000,000
Purchase consideration, cash paid	4,801,000	5,000,000	250,000
Purchase consideration, value of shares issued			750,000
Purchase consideration, number of shares issued			617,284
Value of shares issued in conjunction with the acquisition			697,531
Additional payment to be paid			500,000
Percentage of additional payment to be paid in cash			50.00%
Percentage of additional payment to be paid in form of shares			50.00%
Earn out consideration			107,000
Accrued liabilities for earn out payment consideration				$ 0